John Hancock Managed Account Shares Securitized Debt Portfolio Investment Objectives and Goals - John Hancock Managed Account Shares Securitized Debt Portfolio	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	John Hancock Managed Account Shares Securitized Debt Portfolio
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	To seek high level of current income consistent with prudent investment risk.